Financial Instruments and Risk Management - Summary of Put Option (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Put option	R$ 815	R$ 1,341
Put option for shares in RME and Lepsa [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option	507	1,150
Put option - SAAG [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option	312	196
Put / call options - Ativas and Sonda [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option	R$ (4)	R$ (5)